General and Administrative - Summary of General and Administrative Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Salaries and benefits
Salaries and benefits	$ 25,988	$ 21,795
Depreciation	1,277	1,359
Professional fees, audit and regulatory	8,246	6,718
Business travel	2,147	2,117
Business taxes	1,166	1,007
Insurance	1,884	1,878
Other	6,059	5,794
General and administrative	$ 46,767	$ 40,668